RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 6 – RELATED PARTY TRANSACTIONS

The Company has been funded by its executive officers, and officers of its subsidiary. As of March 31, 2023, the balance due to executive officers and a former officer amounted to $227,953 in the form of interest-free demand loans compared to $227,704 during the period ended December 31, 2022. During the three months ended March 31, 2023, the Company’s officers have advanced $249 to the Company.

Additionally, an officer of MySpray owns the laboratory building that the Company occupies. He rents this facility to MySpray based on a verbal, month-to-month agreement. MySpray pays approximately $26,000 annually in rent. The Company believes that this rent expense is reasonable and comparable to the rent that would be charged to a third party.

NOTE 6 – RELATED PARTY TRANSACTIONS

The Company has been funded by its executive officers, and officers of its subsidiary. As of December 31, 2022, the balance due to executive officers and a former officer amounted to $227,704 in the form of interest-free demand loans compared to $142,752 during the period ended December 31, 2021. During the year ended December 31, 2022, the Company’s officers have advanced $12,821, to the Company.

Additionally, an officer of MySpray owns the laboratory building that the Company occupies. He rents this facility to MySpray based on a verbal, month-to-month agreement. MySpray pays approximately $26,000 annually in rent. The Company believes that this rent expense is reasonable and comparable to the rent that would be charged to a third party.